Personnel expenses	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Personal expenses	Personnel expenses

	2025	2024	2023
	(in € millions, except employee data)
Wages and salaries	1,202	1,187	1,558
Social costs and payroll taxes	311	444	254
Contributions to retirement plans	53	52	55
Share-based compensation	248	267	321
Other employee benefits	110	138	157
Total	1,924	2,088	2,345
Average full-time employees	7,287	7,691	9,123
On January 23, 2023, the Company announced a reorganization to streamline our organizational structure and reduce our operating costs. As part of such reorganization, we reduced our employee base by approximately 6% across the Company. Additionally, during the second fiscal quarter of 2023, we executed a strategic realignment and reorganization plan focusing on podcast operations and rationalizing our content portfolio. On December 4, 2023, the Company announced a reduction in force, through which our employee base was reduced by approximately 17%. In connection with these reorganizations, during the year ended December 31, 2023, we recognized charges of €212 million for employee severance. These charges were included within the consolidated statement of operations as follows:

Year ended December 31, 2023

Cost of revenue	15
Research and development	119
Sales and marketing	44
General and administrative	34
Total	212
There were no similar material reorganization events during the years ended December 31, 2025 and 2024.